RESTATEMENT OF PREVIOUSLY ISSUED FINANCIALS STATEMENT (Details Narrative)	Dec. 31, 2022 CAD ($)
Restatement Of Previously Issued Financials Statement
Decrease to property and equipment	$ 987,006
Increase to intangible assets	$ 987,006